Derivative Instruments and Hedging Activities Disclosure [Text Block]	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Text Block]

21. Derivative Instruments and Hedging Activities

We enter into interest rate, foreign-currency, and equity swaps, futures, forwards, options, and swaptions in connection with our market risk management activities. Derivative instruments are used to manage interest rate risk relating to specific groups of assets and liabilities, including automotive loan assets and debt. We use foreign exchange contracts to mitigate foreign-currency risk associated with foreign-currency-denominated debt, foreign exchange transactions, and our net investment in foreign subsidiaries. In addition, we also enter into equity option contracts to manage our exposure to the equity markets. Our primary objective for utilizing derivative financial instruments is to manage interest rate risk associated with our fixed and variable rate assets and liabilities, foreign exchange risks related to our foreign-currency denominated assets and liabilities, and market risks related to our investment portfolio.

Interest Rate Risk

We monitor our mix of fixed- and variable-rate assets and liabilities. When it is cost-effective to do so, we may enter into interest rate swaps, forwards, futures, options, and swaptions to achieve our desired mix of fixed- and variable-rate assets and liabilities. We execute interest rate swaps, forwards, futures, options, and swaptions to modify our exposure to interest rate risk by converting certain fixed-rate instruments to a variable-rate and certain variable-rate instruments to a fixed-rate. We use a mix of both derivatives that qualify for hedge accounting treatment and economic hedges.

Derivatives qualifying for hedge accounting consist of receive-fixed swaps designated as fair value hedges of specific fixed-rate debt obligations, pay-fixed swaps designated as fair value hedges of specific portfolios of fixed-rate held-for-investment retail automotive loan assets, and pay-fixed swaps designated as cash flow hedges of the expected future cash flows in the form of interest payments on certain outstanding variable-rate borrowings associated with our secured debt.

We also execute economic hedges, which consist of interest rate swaps and interest rate caps held to mitigate interest rate risk associated with our debt portfolio. We also use interest rate swaps to hedge our net fixed versus variable interest rate exposure. We enter into economic hedges in the form of short-dated, exchange-traded Eurodollar futures to hedge the interest rate exposure of our fixed-rate automotive loans, as well as forwards, options, and swaptions to economically hedge our net fixed versus variable interest rate exposure.

In the past, we used a multitude of derivative instruments to manage interest rate risk related to MSRs, mortgage loan commitments, and mortgage loans held-for-sale. They included, but were not limited to, interest rate swaps, forward sales of mortgage backed securities, interest rate futures contracts, options on U.S. Treasuries, swaptions, interest rate floors, and interest rate caps. Since we no longer have exposures to these activities, we no longer utilize these hedge strategies as of December 31, 2013.

Foreign Exchange Risk

We enter into derivative financial instrument contracts to mitigate the risk associated with variability in cash flows related to our various foreign-currency exposures.

We enter into foreign-currency forwards with external counterparties as net investment hedges of foreign exchange exposure on our investments in foreign subsidiaries. However, we have reduced our foreign exchange exposure to net investments in foreign operations through the sales of discontinued international businesses. Refer to Note 2 for further details on these sales.

Our remaining foreign subsidiaries maintain both assets and liabilities in local currencies. These local currencies are generally the subsidiaries’ functional currencies for accounting purposes. Foreign-currency-exchange-rate gains and losses arise when the assets or liabilities of our subsidiaries are denominated in currencies that differ from its functional currency. In addition, our equity is impacted by the cumulative translation adjustments resulting from the translation of foreign subsidiary results; this impact is reflected in our accumulated other comprehensive income (loss).

We utilize a cross-currency swap to economically hedge foreign exchange exposure on foreign-currency-denominated debt by converting the funding currency to our functional currency. This swap was entered into concurrent with the debt issuance with the terms of the derivative matching the terms of the underlying debt.

We also enter into foreign currency forwards to economically hedge both our foreign denominated debt and our centralized lending program. The hedge of foreign denominated debt was entered into concurrent with the debt issuance with the terms of the derivative matching the terms of the underlying debt. The centralized lending program manages liquidity for our subsidiary businesses, but as of December 31, 2013, this activity is immaterial. Foreign-currency-denominated loan agreements are executed with our foreign subsidiaries in their local currencies. We evaluate our foreign-currency exposure resulting from intercompany lending and manage our currency risk exposure by entering into foreign-currency derivatives with external counterparties. Our remaining foreign-currency derivatives are recorded at fair value with changes recorded as income offsetting the gains and losses on the associated foreign-currency transactions.

Market Risk

We enter into equity options to economically hedge our exposure to the equity markets. We purchase options to assume a long position on certain equities and write options to assume a short position.

Counterparty Credit Risk

Derivative financial instruments contain an element of credit risk if counterparties are unable to meet the terms of the agreements. Credit risk associated with derivative financial instruments is measured as the net replacement cost should the counterparties that owe us under the contract completely fail to perform under the terms of those contracts, assuming no recoveries of underlying collateral as measured by the market value of the derivative financial instrument.

To mitigate the risk of counterparty default, we maintain collateral agreements with certain counterparties. The agreements require both parties to maintain collateral in the event the fair values of the derivative financial instruments meet established thresholds. In the event that either party defaults on the obligation, the secured party may seize the collateral. Generally, our collateral arrangements are bilateral such that we and the counterparty post collateral for the value of our total obligation to each other. Contractual terms provide for standard and customary exchange of collateral based on changes in the market value of the outstanding derivatives. The securing party posts additional collateral when their obligation rises or removes collateral when it falls. We also have unilateral collateral agreements whereby we are the only entity required to post collateral.

Certain derivative instruments contain provisions that require us to either post additional collateral or immediately settle any outstanding liability balances upon the occurrence of a specified credit risk-related event. If a credit risk-related event had been triggered, the amount of additional collateral required to be posted by us would have been insignificant.

We placed cash and securities collateral totaling $328 million and $1.3 billion at December 31, 2013 and 2012, respectively, in accounts maintained by counterparties, $18 million of which relates to non-derivative collateral at December 31, 2013 and December 31, 2012. We received cash collateral from counterparties totaling $159 million and $941 million at December 31, 2013 and 2012, respectively. The receivables for collateral placed and the payables for collateral received are included on our Consolidated Balance Sheet in other assets and accrued expenses and other liabilities, respectively. In certain circumstances, we receive or post securities as collateral with counterparties. We do not record such collateral received on our Consolidated Balance Sheet unless certain conditions are met. At December 31, 2013 and 2012, we received noncash collateral of $18 million and $0.3 million, respectively.

Balance Sheet Presentation

The following table summarizes the fair value amounts of derivative instruments reported on our Consolidated Balance Sheet. The fair value amounts are presented on a gross basis, are segregated by derivatives that are designated and qualifying as hedging instruments or those that are not, and are further segregated by type of contract within those two categories. At December 31, 2013 and December 31, 2012, $362 million and $2.3 billion, respectively, of the derivative contracts in a receivable position were classified as other assets on the Consolidated Balance Sheet. At December 31, 2013 and December 31, 2012, $317 million and $2.5 billion of derivative contracts in a liability position were classified as accrued expenses and other liabilities on the Consolidated Balance Sheet.

	2013			2012
	Derivative contracts in a		Notional amount	Derivative contracts in a		Notional amount
December 31, ($ in millions)	receivable position (a)	payable position (b)		receivable position (a)	payable position (b)
Derivatives qualifying for hedge accounting
Interest rate contracts
Swaps (c)	$204	$169	$21,606	$411	$10	$9,828
Foreign exchange contracts
Forwards	3	—	326	35	53	8,693

Total derivatives qualifying for hedge accounting	207	169	21,932	446	63	18,521

Economic hedges
Interest rate contracts
Swaps	36	44	13,613	1,524	2,255	131,337
Futures and forwards	11	3	29,836	78	46	62,328
Written options	—	94	11,132	—	70	3,066
Purchased options	95	—	22,962	244	—	17,967

Total interest rate risk	142	141	77,543	1,846	2,371	214,698

Foreign exchange contracts
Swaps	12	1	1,379	—	2	—
Forwards	1	1	330	4	23	2,462
Written options	—	—	17	—	1	1
Purchased options	—	—	17	1	—	1

Total foreign exchange risk	13	2	1,743	5	26	2,464

Equity contracts
Written options	—	5	3	—	8	435
Purchased options	—	—	—	1	—	119

Total equity risk	—	5	3	1	8	554

Total economic hedges	155	148	79,289	1,852	2,405	217,716

Total derivatives	$362	$317	$101,221	$2,298	$2,468	$236,237

(a)	Includes accrued interest of $120 million and $175 million at December 31, 2013 and 2012, respectively.

(b)	Includes accrued interest of $12 million and $144 million at December 31, 2013 and 2012, respectively.

(c)	Includes fair value hedges consisting of receive-fixed swaps on fixed-rate debt obligations with $196 million and $411 million in a receivable position, $163 million and $0 in a payable position, and of an $8.5 billion and $7.2 billion notional amount at December 31, 2013 and December 31, 2012, respectively. Other fair value hedges include pay-fixed swaps on portfolios of held-for-investment automotive loan assets with $9 million in a receivable position, $5 million in a payable position, and of a $12.6 billion notional amount at December 31, 2013. There were no outstanding positions at December 31, 2012. Also includes cash flow hedges consisting of pay-fixed swaps on floating rate debt obligations with $1 million and $10 million in a payable position, and of a $495 million and $2.6 billion notional amount at December 31, 2013 and December 31, 2012, respectively.

Statement of Income and Comprehensive Income Presentation

The following table summarizes the location and amounts of gains and losses on derivative instruments reported in our Consolidated Statement of Income.

Year ended December 31, ($ in millions)	2013	2012	2011
Derivatives qualifying for hedge accounting
Gain (loss) recognized in earnings on derivatives
Interest rate contracts
Interest and fees on finance receivables and loans (a)	$7	$—	$—
Interest on long-term debt (b)	(389)	164	895
Foreign exchange contracts
Other income, net of losses	—	—	35
Gain (loss) recognized in earnings on hedged items (c)
Interest rate contracts
Interest and fees on finance receivables and loans	2	—	—
Interest on long-term debt	402	(193)	(851)
Foreign exchange contracts
Other income, net of losses	—	—	(35)

Total derivatives qualifying for hedge accounting	22	(29)	44

Economic derivatives
(Loss) gain recognized in earnings on derivatives
Interest rate contracts
Servicing asset valuation and hedge activities, net	(112)	556	359
Loss on mortgage and automotive loans, net	(37)	(5)	(242)
Other income, net of losses (d)	14	(18)	(57)

Total interest rate contracts	(135)	533	60

Foreign exchange contracts (e)
Interest on long-term debt	94	(39)	61
Other income, net of losses	24	(48)	17

Total foreign exchange contracts	118	(87)	78

Gain recognized in earnings on derivatives	$5	$417	$182

(a)	Amounts exclude losses related to interest for qualifying accounting hedges of portfolios of retail automotive loans held-for-investment of $9 million for the year ended December 31, 2013. These losses are primarily offset by the fixed coupon receipts on the retail automotive loans held-for-investment.

(b)	Amounts exclude gains related to interest for qualifying accounting hedges of debt, which are primarily offset by the fixed coupon payment on the long-term debt. The gains were $131 million, $119 million, and $248 million for the years ended December 31, 2013, 2012, and 2011, respectively.

(c)	Amounts exclude gains related to amortization of deferred basis adjustments on the de-designated hedged item of $247 million, $226 million, and $216 million for the years ended December 31, 2013, 2012, and 2011, respectively.

(d)	Amounts in 2012 and 2011 include other income from derivatives held for trading purposes entered into by our broker-dealer.

(e)	Amounts exclude gains and losses related to the revaluation of the related foreign-denominated debt or receivable. Losses of $117 million, gains of $87 million, and losses of $103 million, were recognized for the years ended December 31, 2013, 2012, and 2011, respectively.

The following table summarizes derivative instruments used in cash flow and net investment hedge accounting relationships.

Year ended December 31, ($ in millions)	2013	2012	2011
Cash flow hedges
Interest rate contracts
(Loss) gain reclassified from accumulated other comprehensive income to interest on long-term debt (a)	$(7)	$1	$—
(Loss) gain recorded directly to interest on long-term debt	—	(7)	5

Total interest on long-term debt	$(7)	$(6)	$5

Gain (loss) recognized in other comprehensive income	$6	$(7)	$(1)

Net investment hedges
Foreign exchange contracts
Loss reclassified from accumulated other comprehensive income to (loss) income from discontinued operations, net	$(250)	$(1)	$(8)
Loss recorded directly to other income, net of losses (b)	—	—	(3)

Total other income, net of losses	$(250)	$(1)	$(11)

Gain (loss) recognized in other comprehensive income (c)	$309	$(270)	$173

(a)	The amount in 2013 represents losses reclassified from other comprehensive income into earnings as a result of the discontinuance of hedge accounting because it is probable that the forecasted transaction will not occur.

(b)	The amounts represent the forward points excluded from the assessment of hedge effectiveness.

(c)	The amounts represent the effective portion of net investment hedges. There are offsetting amounts recognized in accumulated other comprehensive income related to the revaluation of the related net investment in foreign operations. There were losses of $582 million, gains of $285 million, and losses of $237 million for the years ended December 31, 2013, 2012, and 2011, respectively.